Income tax expense - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Current and deferred components of income taxes
Current tax expense	¥ 46,260		¥ 410,478		¥ 646,979
Deferred tax (benefit)/expense	4,495	$ 633	(38,898)	[1]	(15,553)	[1]
Income tax expense	¥ 50,755	$ 7,149	¥ 371,580	[2]	¥ 631,426	[2]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.